Working capital - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Working Capital [Abstract]
Increase (decrease) in working capital	€ 5,987	€ 5,472	€ 4,481
(Increase)/decrease in inventories	632	(4,388)	(5,606)
(Increase)/decrease in trade receivables	786	(2,249)	(1,986)
Increase/(decrease) in trade payables	(4,007)	1,058	4,165
Other changes	€ (3,398)	€ 107	€ (1,054)